Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
PGIM JENNISON MLP FUND CLASS A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison MLP Fund
Class Name	Class A
Trading Symbol	PRPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class A	$153.34	1.47%

Expenses Paid, Amount	$ 153.34
Expense Ratio, Percent	1.47%
Net Assets	$ 538,733,387
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?
Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

PGIM JENNISON MLP FUND CLASS C [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison MLP Fund
Class Name	Class C
Trading Symbol	PRPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class C	$228.67	2.20%

Expenses Paid, Amount	$ 228.67
Expense Ratio, Percent	2.20%
Net Assets	$ 538,733,387
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?
Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

PGIM JENNISON MLP FUND CLASS Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison MLP Fund
Class Name	Class Z
Trading Symbol	PRPZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class Z	$123.35	1.18%

Expenses Paid, Amount	$ 123.35
Expense Ratio, Percent	1.18%
Net Assets	$ 538,733,387
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?
Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

PGIM JENNISON MLP FUND CLASS R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison MLP Fund
Class Name	Class R6
Trading Symbol	PRPQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class R6	$194	3.69%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	3.69%
Net Assets	$ 563,998,278
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?
Fund’s net assets	$ 563,998,278
Number of fund holdings	23
Portfolio turnover rate for the period	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	99.8%
Independent Power Producers & Energy Traders	3.5%
Oil & Gas Equipment & Services	2.7%
Oil & Gas Refining & Marketing	2.2%
Electric Utilities	1.1%
Affiliated Mutual Funds	0.9%
110.2%
Liabilities in excess of other assets	(10.2)%
100.0%